Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Hoegh LNG Partners LP
Entity Central Index Key	0001603016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	HMLP
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,046,139
Subordinated Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,156,060
Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,129,070